SUPPLEMENT DATED MARCH 8, 2004
                              TO THE PROSPECTUS OF

                      VALUEMARK(R) II/III VARIABLE ANNUITY
                        VALUEMARK(R) IV VARIABLE ANNUITY
                    VALUEMARK(R) INCOME PLUS VARIABLE ANNUITY
                  USALLIANZ LIFEFUNDSM VARIABLE LIFE INSURANCE
                    USALLIANZ HIGH FIVE(TM) VARIABLE ANNUITY
               DATED MAY 1, 2003, AS SUPPLEMENTED MAY 1, 2003 AND
                                DECEMBER 8, 2003

                     USALLIANZ ALTERITY(R) VARIABLE ANNUITY
                      USALLIANZ REWARDS(R) VARIABLE ANNUITY
          DATED MAY 1, 2003 AS SUPPLEMENTED MAY 1, 2003, JULY 10, 2003
                              AND DECEMBER 8, 2003

                    USALLIANZ CHARTER(TM) II VARIABLE ANNUITY
    DATED MAY 1, 2003 AS SUPPLEMENTED MAY 1, 2003, JULY 10, 2003, OCTOBER 6,
                           2003 AND DECEMBER 8, 2003

                                       AND
            THE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS
         REFERENCED ABOVE DATED MAY 1, 2003 AS SUPPLEMENTED MAY 1, 2003,
                       JULY 17, 2003, AND DECEMBER 8, 2003

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                       OR
                         ALLIANZ LIFE VARIABLE ACCOUNT B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) AND SHOULD BE ATTACHED TO THE PROSPECTUS AND SAI AND RETAINED FOR FUTURE REFERENCE.


1) Effective March 8, 2004, USAllianz Advisers, LLC has entered into an agreement with Davis Selected Advisers, L.P. (Davis) pursuant to which Davis has been retained as the subadviser of the USAZ AllianceBernstein Growth and Income Fund, which will now be known as the USAZ Davis NY Venture Fund.

2) Effective March 8, 2004, USAllianz Advisers, LLC has entered into an agreement with Founders Asset Management LLC (Dreyfus) pursuant to which Dreyfus has been retained as the subadviser of the USAZ AllianceBernstein Large Cap Growth Fund, which will now be known as the USAZ Dreyfus Founders Growth and Income Fund.

3) Effective March 8, 2004, USAllianz Advisers, LLC has entered into an agreement with Oppenheimer Funds, Inc. (Oppenheimer) pursuant to which Oppenheimer has been retained as the subadviser of the USAZ Templeton Developed Markets Fund, which will now be known as the USAZ Oppenheimer International Growth Fund.

     The `Primary Investments' description, for the USAZ Templeton Developed Markets Fund (now known as the USAZ Oppenheimer International Growth Fund), in the `Investment Options' table in the prospectus, is replaced with the following:

         "Invests in equity securities of companies located in any developed country outside the U.S."



                                                                  PRO-005-0503